Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consist of the following:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Accounts receivable - Product sales	26,739	7,663
Accounts receivable - Online marketing and information service and other service	2,733	4,467
Allowance of expected credit loss	(154)	(206)
Total	29,318	11,924

Schedule of Movement of Allowance for Expected Credit Loss

Movement of allowance for expected credit loss:

	As of March 31,	As of March 31,	As of March 31,
	2024	2025	2026
	RMB	RMB	RMB

At beginning of year	602	486	154
Disposal of a subsidiary	-	-	(85)
Addition/(reversal)	(116)	(332)	137
At end of year	486	154	206